Goodwill	9 Months Ended
Sep. 30, 2022
Goodwill
Goodwill

19.Goodwill

	September 30,	December 31,
	2022	2021
	(Unaudited)
Interconexión Eléctrica S.A. E.S.P. (1)	3,643,922	3,092,045
Oleoducto Central S.A.	683,496	683,496
Hocol Petroleum Ltd	537,598	537,598
Invercolsa S.A.	434,357	434,357
Andean Chemical Limited	127,812	127,812
Esenttia S.A.	108,137	108,137
	5,535,322	4,983,445
Less Impairment Hocol Petroleum Ltd	(297,121)	(297,121)
Total	5,238,201	4,686,324

(1)The variation corresponds to the updating related to the final purchase price allocation in business combination process.